Note 24 - Earnings Per Share	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
2 4 .	Earnings per share

The earnings and weighted average numbers of ordinary shares used in the calculation of earnings per share are as follows:

	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Profit/(loss) for the year	(1,446)	(11,223)	(27,879)	5,581

Weighted average number of shares in issue (‘000s)	13,557	13,557	13,557	7,624

Basic earnings/(loss) per share (dollars)	(0.11)	(0.83)	(2.06)	0.73
Diluted earnings/(loss) per share (dollars)	(0.11)	(0.83)	(2.06)	0.73